CONSOLIDATED STATEMENT OF CHANGES IN EQUITY € in Millions, $ in Millions		Attributable to the owner of the parent USD ($)	Invested capital USD ($)	Share capital USD ($)	Share premium USD ($)	Treasury shares USD ($)	Other reserves USD ($)	Retained earnings USD ($)	USD ($)	EUR (€)
Balance at beginning of the period at Dec. 31, 2019		$ 12	$ 16				$ (4)		$ 12
Profit/(loss) for the period		111	111						111
Total other comprehensive income (expense) for the year		(48)	(15)				(33)		(48)
Hedging losses transferred to cost of inventory		22					22		22
Increase in invested capital		(49)	(49)						(49)
Balance at end of the period at Dec. 31, 2020		48	63				(15)		48
Profit/(loss) for the period									(210)	€ (177)
Loss for the period pre AMP Transfer	[1]	(74)	(74)						(74)
Total other comprehensive income (expense) for the year									179
Total other comprehensive income pre AMP Transfer	[1]	66	11				55		66
Hedging gains transferred to cost of inventory pre AMP Transfer		(6)					(6)		(6)
Loss for the period post AMP transfer	[1]	(136)						$ (136)	(136)
Total other comprehensive income for the period post AMP Transfer	[1]	113					97	16	113
Hedging gains transferred to cost of inventory post AMP Transfer		(77)					(77)		(77)
Capital contribution		113					113		113
Increase in invested capital		176	176						176
AMP Transfer		(1,112)	$ (176)	$ 6	$ 4,982		(5,924)		(1,112)
Business combination		1,175		1	1,010		164		1,175
Balance at end of the period at Dec. 31, 2021		286		7	5,992		(5,593)	(120)	286	253
Profit/(loss) for the period		237						237	237	224
Total other comprehensive income (expense) for the year		77					52	25	77
Hedging gains transferred to cost of inventory		(116)					(116)		(116)
Shares acquired by AMPSA (Treasury shares)		(35)				$ (35)			(35)
Cancellation of Treasury shares						$ 35		(35)
Preferred shares issued		257		260	(3)				257
Dividends		(251)						(251)	(251)
Balance at end of the period at Dec. 31, 2022		$ 455		$ 267	$ 5,989		$ (5,657)	$ (144)	$ 455	€ 427

[1]	At January 1, 2022